Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Nov. 30, 2018 shares	Nov. 20, 2018 $ / shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2018 ¥ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Feb. 28, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options exercised, total intrinsic value | ¥						¥ 681		¥ 39,716	¥ 40,718
Fair value of options vested | ¥						302,331		29,645	37,223
Share-based compensation expense | ¥						345,503		¥ 55,835	¥ 51,263
Unrecognized compensation of stock options | ¥						¥ 121,153
Unrecognized stock-based compensation expense, period for recognition						3 years 5 months 12 days	3 years 5 months 12 days
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense						¥ 29,454	$ 4,241
Granted shares | shares	1,631,200
Fully vested and outstanding shares in period	6 months
Restricted shares, grant-date value | $ / shares		$ 2.6
2014 Great Talent Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized for issuance | shares					158,400,000
Stock option, expiration period					7 years
Stock vesting period					5 years
2014 Great Talent Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period					0 years
2018 Grand Talent Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period | shares			16,400,000	16,400,000
Stock vesting period | (per share)			$ 7.78	¥ 48.78
2018 Grand Talent Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized for issuance | shares										16,400,000
Stock option, expiration period			10 years	10 years
Stock vesting period			6 years	6 years
2018 Grand Talent Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period			0 years	0 years